SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	12 Months Ended
Dec. 31, 2019
Apartment leasehold improvements | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	5 years
Apartment furniture and appliances | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	3 years
Apartment furniture and appliances | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	5 years
Office leasehold improvement, furniture, electronic equipment, and software | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	3 years
Office leasehold improvement, furniture, electronic equipment, and software | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	5 years